EARNINGS PER SHARE (Details) - $ / shares		3 Months Ended
	Jan. 30, 2020	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Jan. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Apr. 11, 2018
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Outstanding shares						40,005,885
Warrents held	40,005,885
Exercise price (in dollars per share)	$ 0.0005					$ 0.0005
Apollo
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Outstanding shares					40,005,885
Exercise price (in dollars per share)								$ 0.0005
Amazon
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Exercise price (in dollars per share)			$ 15.17
Performance-based stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Outstanding shares		3,557,432	3,577,252	3,646,690		3,502,925	3,583,923
Percentage Of Stock Options Expected To Meet Performance Conditions		75.00%